SCHEDULE OF FUTURE LEASE PAYMENTS UNDER OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases
2023	$ 527
2024	491
2025	483
2026	483
2027	218
Total future lease payments	2,202
Less imputed interest	(199)
Total lease liability balance	$ 2,003